INVESTMENTS (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 31, 2017 USD ($)	Aug. 31, 2017 shares	Dec. 31, 2019 USD ($) Investee	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
INVESTMENTS [Abstract]
Short-term deposits			$ 30,324	$ 690
Available-for-sale investment			72,000	0
Long-time deposits			216	0
Available-for-sale investments [Abstract]
Available-for-sale for sale of investments, long-term			56,418	70,374
Impairment loss on available-for-sale security			1,087	144	$ 1,147
Net unrealized fair value gain (loss)			(12,869)	18,269	0
Equity Securities [Abstract]
Equity security			21,665	14,339
Impairment loss on equity security			0	710	0
Movement of Equity Investments [Roll Forward]
Beginning balance			26,309	8,740	25,833
Additions			13,787	24,872	4,101
Share of results			(3,239)	(3,066)	(1,912)
Share of other comprehensive income (loss)			(315)	(1,097)	303
Less: disposals and transfers			(523)		(17,198)
Less: transfer upon acquisition of controlling interest in an associated company					(2,387)
Distribution from investment			(453)	(578)
Impairment			(68)	(2,562)
Ending balance			$ 35,498	$ 26,309	$ 8,740
Investment in Equity Investees [Abstract]
Percentage of equity interest disposed		45.18%
Number of equity investee disposed | Investee			1
Gain on disposal of investments	$ 23,857
Voting Ordinary Share [Member]
Investment in Equity Investees [Abstract]
Number of shares acquired in exchange of disposed equity interest (in shares) | shares		1,173,520
Non Voting Ordinary Shares [Member]
Investment in Equity Investees [Abstract]
Number of shares acquired in exchange of disposed equity interest (in shares) | shares		1,604,260